THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6%
	APPAREL & TEXTILE PRODUCTS - 2.0%
6,500	On Holding A.G.(a)	$ 227,630

	ASSET MANAGEMENT - 4.2%
2,500	Charles Schwab Corporation (The)	166,950
1,188	LPL Financial Holdings, Inc.	318,253
		485,203
	AUTOMOTIVE - 8.6%
4,319	BYD Company Ltd. - ADR	213,272
16,428	Rivian Automotive, Inc.(a)	185,965
2,916	Tesla, Inc.(a)	588,682
		987,919
	BEVERAGES - 3.6%
5,087	Celsius Holdings, Inc.(a)	415,201

	BIOTECH & PHARMA - 12.9%
683	Eli Lilly and Company	514,763
10,478	Halozyme Therapeutics, Inc.(a)	417,129
568	Vertex Pharmaceuticals, Inc.(a)	238,980
1,550	Zoetis, Inc.	307,412
		1,478,284
	ELECTRICAL EQUIPMENT - 2.2%
3,816	Vertiv Holdings Company	258,038

	ENGINEERING & CONSTRUCTION - 1.1%
510	Quanta Services, Inc.	123,170

	INDUSTRIAL INTERMEDIATE PROD - 3.8%
3,048	Chart Industries, Inc.(a)	435,437

	INTERNET MEDIA & SERVICES - 25.2%
2,753	Airbnb, Inc., Class A(a)	433,515
6,793	Alphabet, Inc., Class A(a)	940,559
3,153	Baidu, Inc. - ADR(a)	319,493
2,364	DoorDash, Inc., Class A(a)	294,483

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	INTERNET MEDIA & SERVICES - 25.2% (Continued)
628	Netflix, Inc.(a)	$ 378,634
5,849	Uber Technologies, Inc.(a)	464,996
10,372	Yandex N.V., Class A(a)	69,078
		2,900,758
	LEISURE FACILITIES & SERVICES - 3.4%
145	Chipotle Mexican Grill, Inc.(a)	389,872

	RENEWABLE ENERGY - 2.9%
15,797	Green Plains, Inc.(a)	336,476

	RETAIL - DISCRETIONARY - 2.4%
580	Lululemon Athletica, Inc.(a)	270,912

	SEMICONDUCTORS - 12.1%
198	ASML Holding N.V. - ADR	188,433
4,095	Micron Technology, Inc.	371,048
816	NVIDIA Corporation	645,554
7,639	Wolfspeed, Inc.(a)	198,767
		1,403,802
	SOFTWARE - 5.1%
662	Palo Alto Networks, Inc.(a)	205,584
1,216	Salesforce, Inc.(a)	375,525
		581,109
	TECHNOLOGY HARDWARE - 3.1%
6,201	Ciena Corporation(a)	353,333

	TOTAL COMMON STOCKS (Cost $11,070,165)	10,647,144

	TOTAL INVESTMENTS - 92.6% (Cost $11,070,165)	$ 10,647,144
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.4%	854,847
	NET ASSETS - 100.0%	$ 11,501,991

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
(a)	Non-income producing security.